Trade Receivables - Summary Of Trade Receivables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Disclosure Of Detailed Information About Trade Receivables [Line Items]
Outside parties	$ 66,048	$ 88,808	$ 92,561
Outside Parties [Member]
Disclosure Of Detailed Information About Trade Receivables [Line Items]
Outside parties		$ 88,808	$ 92,561